Non-Current Assets - Prepayments (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Summary of Non-Current Assets - Prepayments
	June 30, 2022	June 30, 2021

	US$	US$
Insurance	110,295	174,541
Total non-current prepayments	110,295	174,541